Advances to Suppliers, Net (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Advances to Suppliers, Net [Abstract]
Raw material prepayments for equipment production	$ 2,686,314	$ 916,210
Construction material prepayments	2,776,638	1,037,438
Advances to construction subcontractors	405,203	428,334
Subtotal	5,868,155	2,381,882
Less: allowances for doubtful accounts	(871,030)	(534,245)
Less: Advances to suppliers, net, related party (Note 15)	947,557
Advances to suppliers, net, third parties	$ 4,049,568	$ 1,847,637